Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000120713 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
C000120713 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
C000120713 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
C000120713 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
C000120713 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
C000120713 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[1]
C000120713 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[1]
C000120713 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000120713 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[1]
C000120713 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[1]
C000120713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000120713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000120713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000120713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000120713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000120713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000120713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000120713 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021943 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[2]
C000021943 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[2]
C000021943 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[2]
C000021943 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[2]
C000021943 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[2]
C000021943 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[2]
C000021943 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[2]
C000021943 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000021943 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[2]
C000021943 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[2]
C000021943 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021943 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021943 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000021943 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021943 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021943 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021943 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021943 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021943 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021943 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000021943 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021943 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069441 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[3]
C000069441 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[3]
C000069441 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[3]
C000069441 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[3]
C000069441 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[3]
C000069441 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[3]
C000069441 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[3]
C000069441 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000069441 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[3]
C000069441 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[3]
C000069441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069441 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000069441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000069441 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069441 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000069441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000069441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069441 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000069441 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069441 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069441 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081511 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[4]
C000081511 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[4]
C000081511 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[4]
C000081511 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[4]
C000081511 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[4]
C000081511 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[4]
C000081511 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[4]
C000081511 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[4]
C000081511 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[4]
C000081511 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[4]
C000081511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000081511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000081511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000081511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000081511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081511 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000680 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[5]
C000000680 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[5]
C000000680 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[5]
C000000680 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[5]
C000000680 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[5]
C000000680 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[5]
C000000680 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[5]
C000000680 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000000680 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[5]
C000000680 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[5]
C000000680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000000680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000680 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000680 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000679 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[6]
C000000679 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[6]
C000000679 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[6]
C000000679 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[6]
C000000679 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[6]
C000000679 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[6]
C000000679 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[6]
C000000679 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[6]
C000000679 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[6]
C000000679 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[6]
C000000679 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000000679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000679 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000679 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000677 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[7]
C000000677 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[7]
C000000677 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[7]
C000000677 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[7]
C000000677 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[7]
C000000677 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[7]
C000000677 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[7]
C000000677 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
C000000677 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%	[7]
C000000677 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[7]
C000000677 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000677 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000677 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000000677 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000000677 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000000677 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000677 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000677 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000677 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000677 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000000677 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000677 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000691 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[8]
C000000691 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000000691 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000000691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[8]
C000000691 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[8]
C000000691 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[8]
C000000691 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[8]
C000000691 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[8]
C000000691 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[8]
C000000691 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[8]
C000000691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000000691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000693 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[9]
C000000693 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000000693 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000000693 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[9]
C000000693 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[9]
C000000693 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[9]
C000000693 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[9]
C000000693 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[9]
C000000693 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[9]
C000000693 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[9]
C000000693 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000693 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000693 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000693 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000000693 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000693 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000693 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000693 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000693 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000000693 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000000693 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029594 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[10]
C000029594 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000029594 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000029594 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[10]
C000029594 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[10]
C000029594 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[10]
C000029594 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[10]
C000029594 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[10]
C000029594 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[10]
C000029594 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[10]
C000029594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000029594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000029594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000029594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029594 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069443 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[11]
C000069443 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000069443 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000069443 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[11]
C000069443 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[11]
C000069443 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[11]
C000069443 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[11]
C000069443 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[11]
C000069443 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[11]
C000069443 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[11]
C000069443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000069443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000069443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000069443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000069443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000069443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029595 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[12]
C000029595 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000029595 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000029595 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[12]
C000029595 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[12]
C000029595 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[12]
C000029595 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[12]
C000029595 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[12]
C000029595 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[12]
C000029595 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[12]
C000029595 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029595 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029595 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000029595 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029595 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029595 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029595 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000029595 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029595 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000029595 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000029595 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029595 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021945 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[13]
C000021945 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000021945 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000021945 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[13]
C000021945 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[13]
C000021945 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[13]
C000021945 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[13]
C000021945 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[13]
C000021945 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[13]
C000021945 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[13]
C000021945 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021945 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021945 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021945 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021945 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021945 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021945 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021945 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021945 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021945 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000021945 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021945 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120714 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[14]
C000120714 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000120714 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000120714 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[14]
C000120714 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[14]
C000120714 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[14]
C000120714 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[14]
C000120714 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[14]
C000120714 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[14]
C000120714 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[14]
C000120714 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000120714 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120714 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000120714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000120714 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000120714 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000120714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120714 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120714 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000120714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000120714 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000120714 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000188847 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[15]
C000188847 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[15]
C000188847 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[15]
C000188847 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[15]
C000188847 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[15]
C000188847 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[15]
C000188847 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[15]
C000188847 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[15]
C000188847 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[15]
C000188847 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[15]
C000188847 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000188847 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000188847 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000188847 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000188847 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188847 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000188847 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188847 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069445 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[16]
C000069445 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[16]
C000069445 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[16]
C000069445 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[16]
C000069445 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[16]
C000069445 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[16]
C000069445 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[16]
C000069445 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[16]
C000069445 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[16]
C000069445 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[16]
C000069445 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000069445 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000069445 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069445 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069445 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069445 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069445 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000069444 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[17]
C000069444 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[17]
C000069444 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[17]
C000069444 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[17]
C000069444 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[17]
C000069444 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[17]
C000069444 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[17]
C000069444 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[17]
C000069444 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[17]
C000069444 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[17]
C000069444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000069444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000069444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000069444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000069444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000069444 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081512 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[18]
C000081512 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[18]
C000081512 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[18]
C000081512 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[18]
C000081512 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[18]
C000081512 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[18]
C000081512 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[18]
C000081512 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[18]
C000081512 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[18]
C000081512 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[18]
C000081512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000081512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000081512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000081512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081512 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081512 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000265798 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[19]
C000265798 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[19]
C000265798 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[19]
C000265798 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[19]
C000265798 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[19]
C000265798 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[19]
C000265798 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[19]
C000265798 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[19]
C000265798 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[19]
C000265798 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[19]
C000265798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000265798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000265798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000265798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000265798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000265798 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000265798 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000265798 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063686 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[20]
C000063686 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[20]
C000063686 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[20]
C000063686 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[20]
C000063686 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[20]
C000063686 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[20]
C000063686 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[20]
C000063686 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[20]
C000063686 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[20]
C000063686 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[20]
C000063686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000063686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000063686 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063686 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063685 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[21]
C000063685 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[21]
C000063685 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[21]
C000063685 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[21]
C000063685 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[21]
C000063685 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[21]
C000063685 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[21]
C000063685 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[21]
C000063685 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[21]
C000063685 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[21]
C000063685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000063685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000063685 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063685 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063683 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[22]
C000063683 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[22]
C000063683 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%	[22]
C000063683 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[22]
C000063683 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[22]
C000063683 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.62%	[22]
C000063683 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[22]
C000063683 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[22]
C000063683 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[22]
C000063683 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[22]
C000063683 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000063683 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063683 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000063683 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000063683 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000063683 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000063683 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000063683 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209248 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[23]
C000209248 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[23]
C000209248 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[23]
C000209248 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[23]
C000209248 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[23]
C000209248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[23]
C000209248 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[23]
C000209248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[23]
C000209248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[23]
C000209248 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[23]
C000209248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209248 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209247 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000209247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[24]
C000209247 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[24]
C000209247 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[24]
C000209247 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[24]
C000209247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[24]
C000209247 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[24]
C000209247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[24]
C000209247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[24]
C000209247 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[24]
C000209247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209247 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209246 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000209246 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[25]
C000209246 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[25]
C000209246 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[25]
C000209246 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[25]
C000209246 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[25]
C000209246 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[25]
C000209246 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[25]
C000209246 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[25]
C000209246 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[25]
C000209246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209246 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209246 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209246 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209245 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[26]
C000209245 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[26]
C000209245 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[26]
C000209245 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[26]
C000209245 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[26]
C000209245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[26]
C000209245 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[26]
C000209245 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[26]
C000209245 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[26]
C000209245 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[26]
C000209245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209245 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209245 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209244 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000209244 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[27]
C000209244 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[27]
C000209244 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[27]
C000209244 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[27]
C000209244 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[27]
C000209244 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[27]
C000209244 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[27]
C000209244 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[27]
C000209244 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[27]
C000209244 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209244 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209244 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209244 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209244 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209244 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209244 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209244 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209244 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209244 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209244 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209244 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209243 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[28]
C000209243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[28]
C000209243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[28]
C000209243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[28]
C000209243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[28]
C000209243 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%	[28]
C000209243 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.65%	[28]
C000209243 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[28]
C000209243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%	[28]
C000209243 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[28]
C000209243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000209243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000209243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000209243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209264 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[29]
C000209264 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[29]
C000209264 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[29]
C000209264 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[29]
C000209264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[29]
C000209264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[29]
C000209264 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[29]
C000209264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[29]
C000209264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[29]
C000209264 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[29]
C000209264 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000209264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209264 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209264 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209264 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209264 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209260 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[30]
C000209260 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[30]
C000209260 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[30]
C000209260 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[30]
C000209260 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[30]
C000209260 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[30]
C000209260 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[30]
C000209260 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[30]
C000209260 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[30]
C000209260 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[30]
C000209260 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209260 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209260 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000209260 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209260 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209260 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209260 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209260 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209260 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209260 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209260 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209260 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209258 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[31]
C000209258 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[31]
C000209258 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[31]
C000209258 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[31]
C000209258 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[31]
C000209258 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[31]
C000209258 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[31]
C000209258 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[31]
C000209258 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[31]
C000209258 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[31]
C000209258 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209258 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209258 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000209258 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209258 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209258 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209258 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209258 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209258 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209258 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209258 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209258 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209256 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[32]
C000209256 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[32]
C000209256 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[32]
C000209256 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[32]
C000209256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[32]
C000209256 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[32]
C000209256 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[32]
C000209256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[32]
C000209256 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[32]
C000209256 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[32]
C000209256 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000209256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209256 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209253 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[33]
C000209253 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[33]
C000209253 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[33]
C000209253 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[33]
C000209253 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[33]
C000209253 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[33]
C000209253 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[33]
C000209253 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[33]
C000209253 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[33]
C000209253 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[33]
C000209253 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209253 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209253 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000209253 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209253 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209253 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209253 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209253 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209253 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209253 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209253 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209253 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209266 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[34]
C000209266 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[34]
C000209266 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[34]
C000209266 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[34]
C000209266 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[34]
C000209266 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%	[34]
C000209266 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%	[34]
C000209266 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[34]
C000209266 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%	[34]
C000209266 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[34]
C000209266 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000209266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209266 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209266 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000209266 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209266 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209276 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[35]
C000209276 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[35]
C000209276 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[35]
C000209276 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[35]
C000209276 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[35]
C000209276 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[35]
C000209276 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[35]
C000209276 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[35]
C000209276 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[35]
C000209276 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[35]
C000209276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209276 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209276 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000209276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209276 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209276 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209268 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[36]
C000209268 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[36]
C000209268 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[36]
C000209268 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[36]
C000209268 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[36]
C000209268 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[36]
C000209268 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[36]
C000209268 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[36]
C000209268 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[36]
C000209268 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[36]
C000209268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000209268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209268 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209270 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[37]
C000209270 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[37]
C000209270 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[37]
C000209270 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[37]
C000209270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[37]
C000209270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[37]
C000209270 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[37]
C000209270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[37]
C000209270 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[37]
C000209270 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[37]
C000209270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000209270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209270 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209271 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[38]
C000209271 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[38]
C000209271 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[38]
C000209271 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[38]
C000209271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[38]
C000209271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[38]
C000209271 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[38]
C000209271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[38]
C000209271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[38]
C000209271 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[38]
C000209271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000209271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209271 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209272 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[39]
C000209272 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[39]
C000209272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[39]
C000209272 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[39]
C000209272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[39]
C000209272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[39]
C000209272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[39]
C000209272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[39]
C000209272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[39]
C000209272 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[39]
C000209272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000209272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000209273 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[40]
C000209273 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[40]
C000209273 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[40]
C000209273 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[40]
C000209273 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[40]
C000209273 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[40]
C000209273 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[40]
C000209273 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%	[40]
C000209273 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[40]
C000209273 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[40]
C000209273 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209273 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209273 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000209273 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209273 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209273 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209273 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209273 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209273 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000209273 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000209273 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209273 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

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